UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2016 (Unaudited)

	Principal
Bonds and Notes - 29.3%	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .8%
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. C, 2.15%, 3/9/20	585,000		588,943
AmeriCredit Automobile Receivables Trust,
Ser. 2015-3, Cl. C, 2.73%, 3/8/21	435,000		442,226
Capital Auto Receivables Asset Trust, Ser.
2014-1, Cl. C, 2.84%, 4/22/19	395,000		399,344
DT Auto Owner Trust, Ser. 2014-1A, Cl. C,
2.64%, 10/15/19	116,767	[a]	116,952
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. B, 2.14%, 6/20/19	155,000		155,242
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. C, 2.50%, 6/20/19	450,000		449,911
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. C, 1.94%, 3/15/18	36,243		36,260
			2,188,878
Commercial Mortgage Pass-Through Ctfs. - .3%
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2007-T28, Cl. A4,
5.74%, 9/11/42	123,179	[b]	127,067
Commercial Mortgage Trust, Ser. 2015-
LC19, Cl. A4, 3.18%, 2/10/48	555,000		591,025
			718,092
Consumer Discretionary - .8%
21st Century Fox America, Gtd. Notes,
4.00%, 10/1/23	55,000		60,610
21st Century Fox America, Gtd. Notes,
6.65%, 11/15/37	175,000		235,211
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		190,619
Cox Communications, Sr. Unscd. Notes,
6.25%, 6/1/18	355,000	[a]	378,505
NBCUniversal Media, Gtd. Notes, 5.15%,
4/30/20	240,000		270,757
Sky, Gtd. Notes, 3.75%, 9/16/24	265,000	[a]	281,758
Time Warner, Gtd. Debs., 5.35%, 12/15/43	355,000		430,223
Walgreens Boots Alliance, Sr. Unscd. Notes,
3.80%, 11/18/24	190,000		204,100
			2,051,783
Consumer Staples - .7%
Anheuser-Busch InBev Finance, Gtd. Notes,
4.90%, 2/1/46	160,000		194,289
Kraft Heinz Foods, Gtd. Notes, 3.95%,
7/15/25	215,000		234,232
Newell Brands, Sr. Unscd. Notes, 4.20%,
4/1/26	65,000		71,038
Pernod Ricard, Sr. Unscd. Notes, 4.45%,
1/15/22	325,000	[a]	358,107
Reynolds American, Gtd. Notes, 4.85%,
9/15/23	555,000		637,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 29.3% (continued)	Amount ($)		Value ($)
Consumer Staples - .7% (continued)
Wm. Wrigley Jr., Sr. Unscd. Notes, 3.38%,
10/21/20	270,000	[a]	286,078
			1,781,556
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%,
2/13/20	460,000		470,050
ConocoPhillips, Gtd. Notes, 4.95%,
3/15/26	280,000	[c]	318,063
Energy Transfer Partners, Sr. Unscd. Notes,
4.90%, 2/1/24	340,000		353,415
Energy Transfer Partners, Sr. Unscd. Notes,
5.95%, 10/1/43	220,000		229,181
EQT, Sr. Unscd. Notes, 8.13%, 6/1/19	225,000		256,363
Kinder Morgan Energy Partners, Gtd.
Notes, 6.55%, 9/15/40	205,000		223,364
Kinder Morgan Energy Partners, Gtd.
Notes, 5.00%, 3/1/43	235,000		226,778
Spectra Energy Partners, Sr. Unscd. Notes,
2.95%, 9/25/18	90,000		91,687
Spectra Energy Partners, Sr. Unscd. Notes,
4.75%, 3/15/24	75,000		83,479
TransCanada Pipelines, Sr. Unscd. Notes,
3.75%, 10/16/23	215,000		230,147
			2,482,527
Financials - 2.8%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%,
10/30/18	265,000	[a]	270,438
American Express Credit, Sr. Unscd. Notes,
Ser. F, 2.60%, 9/14/20	185,000		190,730
Bank of America, Sr. Unscd. Notes, 1.72%,
1/15/19	520,000	[b]	526,060
Bank of America, Sr. Unscd. Notes, 5.63%,
7/1/20	290,000		327,657
Bank of America, Sr. Unscd. Notes, 5.70%,
1/24/22	50,000		58,396
Bank of America, Sr. Unscd. Notes, 4.00%,
4/1/24	125,000		135,356
Bank of America, Sr. Unscd. Notes, 3.88%,
8/1/25	80,000		85,852
Bank of America, Sr. Unscd. Notes, 3.50%,
4/19/26	85,000		88,899
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	150,000		153,401
Capital One Bank USA, Sub. Notes, 3.38%,
2/15/23	300,000		308,679
Chubb INA Holdings, Gtd. Notes, 5.80%,
3/15/18	45,000	[c]	48,085
Citigroup, Sr. Unscd. Notes, 4.50%,
1/14/22	180,000		199,269
Citigroup, Sr. Unscd. Notes, 3.88%,
10/25/23	235,000	[c]	254,328
Citigroup, Sr. Unscd. Notes, 4.65%,
7/30/45	260,000		297,696
Cooperatieve Rabobank, Gtd. Notes, 3.75%,
7/21/26	250,000		252,861
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1,
1.49%, 3/12/19	365,000	[b]	364,975

	Principal
Bonds and Notes - 29.3% (continued)	Amount ($)		Value ($)
Financials - 2.8% (continued)
Goldman Sachs Group, Sr. Unscd. Notes,
1.92%, 11/15/18	505,000	[b]	510,752
Goldman Sachs Group, Sr. Unscd. Notes,
2.75%, 9/15/20	55,000		56,543
Goldman Sachs Group, Sr. Unscd. Notes,
2.43%, 11/29/23	430,000	[b]	440,741
JPMorgan Chase & Co., Sr. Unscd. Notes,
4.50%, 1/24/22	235,000		260,412
JPMorgan Chase & Co., Sub. Notes, 4.25%,
10/1/27	485,000		527,045
Morgan Stanley, Sr. Unscd. Bonds, 3.70%,
10/23/24	85,000		90,226
Morgan Stanley, Sr. Unscd. Notes, 5.50%,
1/26/20	105,000		116,851
Morgan Stanley, Sr. Unscd. Notes, 3.75%,
2/25/23	220,000		235,631
Morgan Stanley, Sr. Unscd. Notes, 4.00%,
7/23/25	75,000		81,146
Omega Healthcare Investors, Gtd. Notes,
5.25%, 1/15/26	185,000		199,020
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%,
1/30/43	150,000	[a]	167,360
PNC Bank, Sr. Unscd. Notes, 2.20%,
1/28/19	250,000		254,530
Simon Property Group, Sr. Unscd. Notes,
3.50%, 9/1/25	210,000		228,025
Synchrony Financial, Sr. Unscd. Notes,
3.75%, 8/15/21	210,000		220,470
Volkswagen International Finance, Gtd.
Notes, 1.60%, 11/20/17	215,000	[a]	214,963
Wells Fargo & Co., Sub. Notes, 4.30%,
7/22/27	320,000		353,705
			7,520,102
Foreign/Governmental - .1%
Mexican Government, Sr. Unscd. Notes,
4.75%, 3/8/44	120,000		132,450
Uruguayan Government, Sr. Unscd. Notes,
4.38%, 10/27/27	215,000		234,350
			366,800
Health Care - .6%
AmerisourceBergen, Sr. Unscd. Notes,
3.25%, 3/1/25	130,000		137,191
Celgene, Sr. Unscd. Notes, 3.55%, 8/15/22	215,000		228,998
Gilead Sciences, Sr. Unscd. Notes, 3.65%,
3/1/26	75,000		81,410
Gilead Sciences, Sr. Unscd. Notes, 4.75%,
3/1/46	110,000		128,307
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		313,140
Mylan, Gtd. Notes, 3.15%, 6/15/21	195,000	[a]	199,533
Teva Pharmaceutical Finance Netherlands
III, Gtd. Notes, 3.15%, 10/1/26	55,000		55,494
UnitedHealth Group, Sr. Unscd. Notes,
4.75%, 7/15/45	155,000		192,528
Zimmer Biomet Holdings, Sr. Unscd. Notes,
3.55%, 4/1/25	215,000		224,262
			1,560,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 29.3% (continued)	Amount ($)		Value ($)
Industrials - .3%
ERAC USA Finance, Gtd. Notes, 3.85%,
11/15/24	55,000	[a]	59,436
ERAC USA Finance, Gtd. Notes, 7.00%,
10/15/37	210,000	[a]	289,115
General Electric, Sr. Unscd. Notes, 1.18%,
1/14/19	405,000	[b]	407,744
Waste Management, Gtd. Notes, 6.10%,
3/15/18	145,000		155,975
			912,270
Information Technology - .2%
Diamond 1 Finance, Sr. Scd. Notes, 6.02%,
6/15/26	190,000	[a]	204,047
Hewlett Packard Enterprise, Sr. Unscd.
Notes, 4.40%, 10/15/22	240,000	[a]	253,812
			457,859
Materials - .3%
LYB International Finance, Gtd. Notes,
4.00%, 7/15/23	335,000		365,239
Mosaic, Sr. Unscd. Notes, 4.25%, 11/15/23	265,000	[c]	283,022
			648,261
Municipal Bonds - .4%
Los Angeles Department of Water and
Power, Revenue(Build America Bonds),
5.72%, 7/1/39	120,000		163,721
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue(Build
America Bonds), 6.09%, 11/15/40	10,000		14,046
Metropolitan Transportation Authority,
Revenue(Build America Bonds), 6.55%,
11/15/31	225,000		309,960
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, 4.45%, 6/15/20	425,000		450,521
New York City, GO (Build America Bonds),
5.99%, 12/1/36	135,000		183,261
			1,121,509
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 1.74%, 11/27/18	355,000	[b]	358,934
AT&T, Sr. Unscd. Notes, 5.35%, 9/1/40	85,000		97,457
Rogers Communications, Gtd. Notes,
4.10%, 10/1/23	205,000		228,313
Verizon Communications, Sr. Unscd. Notes,
5.15%, 9/15/23	210,000		245,823
			930,527
U.S. Government Agencies - 1.2%
Federal Home Loan Mortgage Corp., Notes,
4.88%, 6/13/18	855,000	[d]	915,267
Federal National Mortgage Association,
Notes, 0.88%, 12/20/17	2,305,000	[d]	2,307,409
			3,222,676
U.S. Government Agencies/Mortgage-Backed - 7.9%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41-11/1/44	4,090,496	[d]	4,341,061
5.50%, 4/1/22-1/1/36	183,999	[d]	205,116

	Principal
Bonds and Notes - 29.3% (continued)	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 7.9% (continued)

Federal National Mortgage Association:
3.00%, 5/1/30-4/1/46	5,548,866	[d]	5,804,090
3.50%, 12/1/41-8/1/42	2,040,830	[d]	2,172,542
4.00%, 12/1/41-12/1/43	2,936,520	[d]	3,182,166
4.50%, 2/1/39-9/1/43	2,708,013	[d]	2,978,406
5.00%, 8/1/20-7/1/39	640,907	[d]	707,284
5.50%, 9/1/34-5/1/39	134,158	[d]	154,170
8.00%, 3/1/30	120	[d]	122
Government National Mortgage Association I;
5.50%, 4/15/33	29,189		33,529
Government National Mortgage Association II;
3.00%, 1/20/45	1,310,764		1,374,583
			20,953,069
U.S. Government Securities - 10.8%
U.S. Treasury Bonds, 2.50%, 2/15/46	3,705,000	[c]	3,914,492
U.S. Treasury Bonds, 2.50%, 5/15/46	65,000		68,786
U.S. Treasury Floating Rate Notes, 0.53%,
4/30/18	3,655,000	[b]	3,659,744
U.S. Treasury Inflation Protected
Securities, Bonds, 1.38%, 2/15/44	656,672	[e]	784,087
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/21	2,440,560	[e]	2,464,800
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 1/15/26	1,501,179	[e]	1,565,039
U.S. Treasury Notes, 0.75%, 2/15/19	1,100,000	[c]	1,096,713
U.S. Treasury Notes, 0.88%, 6/15/19	1,005,000	[c]	1,003,881
U.S. Treasury Notes, 0.75%, 7/15/19	3,480,000	[c]	3,463,348
U.S. Treasury Notes, 1.38%, 5/31/21	1,650,000		1,663,923
U.S. Treasury Notes, 1.13%, 6/30/21	5,525,000	[c]	5,505,364
U.S. Treasury Notes, 1.13%, 7/31/21	320,000	[c]	318,725
U.S. Treasury Notes, 1.63%, 2/15/26	1,085,000		1,088,582
U.S. Treasury Notes, 1.63%, 5/15/26	2,150,000		2,156,551
			28,754,035
Utilities - .8%
Dominion Resources, Sr. Unscd. Notes,
3.90%, 10/1/25	165,000	[c]	179,366
Duke Energy Carolinas, First Mortgage
Bonds, 5.25%, 1/15/18	95,000		100,055
Enel Finance International, Gtd. Notes,
6.00%, 10/7/39	210,000	[a]	261,713
Exelon Generation, Sr. Unscd. Notes,
6.25%, 10/1/39	315,000		363,654
Iberdrola International, Gtd. Notes, 6.75%,
7/15/36	205,000		277,323
Kentucky Utilities, First Mortgage Bonds,
4.38%, 10/1/45	105,000		122,152
Louisville Gas & Electric, First Mortgage
Bonds, 4.38%, 10/1/45	125,000		145,847
Nevada Power, Mortgage Notes, 6.50%,
8/1/18	90,000		98,573
NiSource Finance, Gtd. Notes, 5.65%,
2/1/45	390,000		512,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 29.3% (continued)	Amount ($)		Value ($)
Utilities - .8% (continued)
Sierra Pacific Power, Mortgage Notes, Ser.
P, 6.75%, 7/1/37	25,000		36,097
			2,097,035
Total Bonds and Notes
(cost $75,290,561)			77,767,842

Common Stocks - 68.0%	Shares		Value ($)
Consumer Discretionary - 6.5%
Amazon.com	1,977	[f]	1,520,629
Carnival	39,906		1,907,507
Comcast, Cl. A	23,924		1,561,280
Hanesbrands	43,581		1,156,640
Home Depot	9,643		1,293,319
Omnicom Group	32,753		2,821,016
Priceline Group	777	[f]	1,100,799
Staples	127,516		1,091,537
The TJX Companies	9,336		722,980
Time Warner	29,032		2,276,399
Ulta Salon Cosmetics & Fragrance	5,402	[f]	1,335,428
Viacom, Cl. B	11,763		474,519
			17,262,053
Consumer Staples - 5.3%
Archer-Daniels-Midland	25,217		1,103,496
Coca-Cola	44,844		1,947,575
ConAgra Foods	71,091		3,313,552
Costco Wholesale	4,502		729,729
Estee Lauder, Cl. A	7,473		666,816
Kellogg	31,806		2,614,771
Molson Coors Brewing, Cl. B	30,591		3,130,071
Mondelez International, Cl. A	11,533		519,216
			14,025,226
Energy - 7.7%
EOG Resources	37,870		3,351,116
Halliburton	44,537		1,915,536
Hess	53,445		2,902,064
Kinder Morgan	49,242		1,075,938
Occidental Petroleum	92,792		7,131,065
Phillips 66	30,616	[c]	2,401,825
Pioneer Natural Resources	8,877		1,589,427
			20,366,971
Financials - 18.2%
Allstate	15,510		1,069,570
Bank of America	216,839		3,499,781
BB&T	22,863		880,226
Berkshire Hathaway, Cl. B	29,473	[f]	4,435,392
BlackRock	2,457		915,994
Charles Schwab	43,005		1,352,937
Chubb	11,414		1,448,779
Citigroup	41,401		1,976,484
Comerica	17,422		823,886
Communications Sales & Leasing	44,247		1,380,506
E*TRADE Financial	51,275	[f]	1,352,635
FNF Group	17,312		652,489
Goldman Sachs Group	18,242		3,091,289
Hartford Financial Services Group	26,713		1,097,103

Common Stocks - 68.0% (continued)	Shares		Value ($)
Financials - 18.2% (continued)
Intercontinental Exchange	6,406		1,806,620
JPMorgan Chase & Co.	114,560		7,732,800
Lamar Advertising, Cl. A	11,733		731,318
Morgan Stanley	65,213		2,090,729
Prudential Financial	47,016		3,732,130
Raymond James Financial	14,660		852,772
SunTrust Banks	60,108		2,648,960
Synchrony Financial	108,217		3,011,679
Voya Financial	56,506		1,652,235
			48,236,314
Health Care - 8.5%
Abbott Laboratories	32,012		1,345,144
AbbVie	19,921	[c]	1,276,936
Boston Scientific	91,927	[f]	2,189,701
Bristol-Myers Squibb	9,010		517,084
Cardinal Health	17,168		1,367,775
Celgene	6,253	[f]	667,445
Centene	16,105	[f]	1,099,810
Eli Lilly & Co.	16,034		1,246,644
Humana	2,994		535,058
Laboratory Corporation of America
Holdings	4,630	[f]	633,986
Medtronic	13,693		1,191,702
Merck & Co.	70,372		4,418,658
Pfizer	124,056		4,317,149
UnitedHealth Group	7,792		1,060,102
Zimmer Biomet Holdings	5,016		650,124
			22,517,318
Industrials - 4.9%
Delta Air Lines	72,489		2,663,971
Fortive	18,811		990,775
Honeywell International	13,647		1,592,741
Northrop Grumman	4,852		1,028,964
Raytheon	22,228		3,114,810
United Continental Holdings	10,709	[f]	539,841
United Technologies	30,045		3,197,689
			13,128,791
Information Technology - 11.1%
Alphabet, Cl. A	1,307	[f]	1,032,334
Alphabet, Cl. C	4,409	[f]	3,381,923
Applied Materials	62,894		1,876,757
Broadcom	4,877		860,400
Cisco Systems	191,127		6,009,033
Corning	37,587		852,849
eBay	25,275	[f]	812,844
Facebook, Cl. A	14,987	[f]	1,890,160
Microchip Technology	66,402	[c]	4,110,948
Oracle	40,666		1,676,253
Paychex	21,610		1,311,079
salesforce.com	18,452	[f]	1,465,458
Teradata	66,450	[f]	2,108,459
Texas Instruments	18,911		1,315,071
Workday, Cl. A	9,120	[f]	773,285
			29,476,853
Materials - 3.0%
CF Industries Holdings	32,138		835,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 68.0% (continued)	Shares		Value ($)
Materials - 3.0% (continued)
Dow Chemical	27,485		1,474,295
Martin Marietta Materials	5,147		942,055
Packaging Corporation of America	24,111		1,895,848
Vulcan Materials	26,045		2,965,744
			8,113,530
Telecommunications - 2.5%
AT&T	117,997		4,823,717
Vodafone Group, ADR	63,110	[c]	1,934,322
			6,758,039
Utilities - .3%
NRG Yield, Cl. A	58,045		933,944
Total Common Stocks
(cost $158,764,673)			180,819,039
Other Investments - 2.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $6,915,413)	6,915,413	[g]	6,915,413
Investment of Cash Collateral for Securities
Loaned - 2.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $6,670,292)	6,670,292	[g]	6,670,292
Total Investments (cost $247,640,939)	102.4%		272,172,586
Liabilities, Less Cash and Receivables	(2.4%)		(6,474,631)
Net Assets	100.0%		265,697,955
ADR—American Depository Receipt
GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $3,341,817 or 1.26% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $22,608,723 and the value of the collateral held by the fund was $23,321,585, consisting of cash collateral of $6,670,292 and U.S. Government &
Agency securities valued at $16,651,293.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Common Stocks	68.0
U.S. Government Agencies/Mortgage-Backed	19.9
Corporate Bonds	7.8
Money Market Investments	5.1
Asset-Backed	.8
Municipal Bonds	.4
Commercial Mortgage-Backed	.3
Foreign/Governmental	.1
102.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,188,878	-	2,188,878
Commercial Mortgage-Backed	-	718,092	-	718,092
Corporate Bonds†	-	20,442,783	-	20,442,783
Equity Securities Domestic Common
Stocks†	178,884,717	-	-	178,884,717
Equity Securities Foreign Common
Stocks†	1,934,322	-	-	1,934,322
Foreign Government	-	366,800	-	366,800
Municipal Bonds†	-	1,121,509	-	1,121,509
Mutual Funds	13,585,705	-	-	13,585,705
U.S. Government Agencies/Mortgage-
Backed	-	24,175,745	-	24,175,745
U.S. Treasury	-	28,754,035	-	28,754,035

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2016, accumulated net unrealized appreciation on investments was $24,531,647, consisting of $27,504,309 gross unrealized appreciation and $2,972,662 gross unrealized depreciation At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)